Other Assets - Schedule Of Other Noncurrent Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets, Noncurrent [Abstract]
Accumulated amortization	$ 325.7	$ 169.7	$ 0.0